Segment Information (Q1) (Tables)	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below compares segment profit for each of our operating segments and reconciles total segment profit to Net Loss for the three months ended March 31, 2018 (in thousands):

	2018
	Owned Real Estate	Investment Management	Total
Total revenues	$94,354	$8,845	$103,199
Property operating expenses	(15,467)	(2,648)	(18,115)
Real estate tax expenses	(12,962)	(185)	(13,147)
General and administrative expenses	(425)	(2,288)	(2,713)
Segment profit	$65,500	$3,724	69,224
Corporate general and administrative expenses			(7,748)
Depreciation and amortization			(46,427)
Interest expense, net			(16,779)
Other expense, net			(107)
Net loss			$(1,837)